UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended December 31, 2010.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber, C.F.A.
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		12/31/10

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  56

Form 13F Information Table Value Total:  94,445 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

Form 13F Information Table

                               Title of           Value   Shares oSH/     Put/    Invt    Other   Voting Authority
Name of Issuer                 Class   Cusip      (x1000) Prn Amt PRN     Call    Disc    Mgrs      Sole   Shared   None
------------------------------------------------- --------------------    ----    ------  ----    ------------------------

Tyco Electronics               COM     H8912P106      2069   58454SH              Sole               58454
Teekay Corp                    COM     Y8564W103      1439   43515SH              Sole               43515
ACM Income Fund Inc            COM     000912105        79   10000SH              Sole               10000
Alaska Air Group               COM     011659109      1389   24495SH              Sole               24495
Ameriprise Financial           COM     03076C106      1411   24524SH              Sole               24524
Apple Computer                 COM     037833100      8566   26556SH              Sole               26556
BCE Inc                        COM     05534B760      1859   52438SH              Sole               52438
Banco Bradesco                 COM     059460303      1278   62981SH              Sole               62981
Bristow Group                  COM     110394103      1378   29095SH              Sole               29095
CSX Corp                       COM     126408103      2093   32390SH              Sole               32390
Chevron Corp                   COM     166764100       435    4772SH              Sole                4772
China Petroleum & Chemical (Si COM     16941R108      1262   13184SH              Sole               13184
Citrix Systems                 COM     177376100      1333   19485SH              Sole               19485
Coach Inc                      COM     189754104      2581   46660SH              Sole               46660
Coca-Cola Co                   COM     191216100       790   12010SH              Sole               12010
Cognizant Technology           COM     192446102      2032   27724SH              Sole               27724
Companhia de Bebidas das Ameri COM     20441W203      2005   64605SH              Sole               64605
ConocoPhillips                 COM     20825C104      2112   31015SH              Sole               31015
Corn Products Int'l Inc        COM     219023108      1298   28209SH              Sole               28209
Costco Wholesale               COM     22160K105      1865   25822SH              Sole               25822
Cummins Engine                 COM     231021106      1952   17740SH              Sole               17740
Deere & Co                     COM     244199105      2022   24350SH              Sole               24350
Deerfield Capital Corporation  COM     244331104       202   31000SH              Sole               31000
Dover Corporation              COM     260003108      1888   32307SH              Sole               32307
E I duPont                     COM     263534109      1970   39504SH              Sole               39504
EMC Corporation                COM     268648102      1873   81786SH              Sole               81786
Emerson Corp                   COM     291011104       274    4800SH              Sole                4800
Ennis Inc                      COM     293389102       369   21561SH              Sole               21561
Ensign Group Inc               COM     29358P101      1635   65728SH              Sole               65728
Exxon Mobil                    COM     30231G102      1227   16780SH              Sole               16780
Finisar Corporation            COM     31787A507      3154  106230SH              Sole              106230
Ford Motor Co                  COM     345370860      2756  164120SH              Sole              164120
Goldman Sachs Group            COM     38141G104      1871   11128SH              Sole               11128
H J Heinz                      COM     423074103      1596   32265SH              Sole               32265
Johnson & Johnson              COM     478160104       712   11504SH              Sole               11504
Jones Lang Lasalle             COM     48020Q107      1459   17381SH              Sole               17381
Kinder Morgan Management LLC   COM     49455U100      1918   28683SH              Sole               28683
McDonalds Corp                 COM     580135101      1827   23804SH              Sole               23804
NII Holdings                   COM     62913F201      3368   75414SH              Sole               75414
NIKE Inc Class B               COM     654106103      1288   15082SH              Sole               15082
Novartis                       COM     66987V109      1266   21477SH              Sole               21477
Oil States International       COM     678026105      1634   25500SH              Sole               25500
Oracle Systems                 COM     68389X105       609   19456SH              Sole               19456
PPG Industries                 COM     693506107      2039   24251SH              Sole               24251
Pimco Income Strategy Fund     COM     72201H108       196   17000SH              Sole               17000
T Rowe Price Group             COM     74144T108      1956   30306SH              Sole               30306
Procter & Gamble               COM     742718109       203    3150SH              Sole                3150
Rick's Cabaret                 COM     765641303       235   30000SH              Sole               30000
Siemens                        COM     826197501      1583   12740SH              Sole               12740
US Bancorp                     COM     902973304      1370   50780SH              Sole               50780
Union Pacific Corp             COM     907818108      1304   14075SH              Sole               14075
United Parcel Service          COM     911312106      1386   19090SH              Sole               19090
VeriFone Holdings              COM     92342Y109      1279   33166SH              Sole               33166
Verizon Communications         COM     92343V104      1469   41069SH              Sole               41069
WebMediaBrands Inc             COM     94770W100      5413 3361826SH              Sole             3361826
Wyndham Worldwide Corp         COM     98310W108      1868   62354SH              Sole               62354
